UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			July 31, 2009
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		71,478
List of Other Included Managers:		NONE

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FORM 13F INFORMATION TABLE


NAME OF ISSUER		TITLE OF CLASS	CUSIP	    VALUE   SHARES/  SH/  PUT/ INVSTMT OTHER   VOTING AUTHORITY
						   (x$1000) PRN AMT  PRN  CALL DSCRETN MANAGERS	SOLE SHARED NONE
3M Co                           COM     88579Y101  1048     17435    SH 	SOLE		17435
Abbott Laboratories             COM	002824100  1573	    33431    SH 	SOLE		33431
Air Products & Chemicals Inc    COM	009158106  1788	    27675    SH 	SOLE		27675
Amgen Inc.                      COM	031162100  675	    12748    SH 	SOLE		12748
Anadarko Petroleum Corp         COM	032511107  158	    3480     SH 	SOLE		3480
Apache Corp                     COM	037411105  1759	    24386    SH 	SOLE		24386
Applied Materials Inc           COM	038222105  810	    73535    SH	        SOLE		73535
Archer-Daniels-Midland Co       COM	039483102  514	    19200    SH	        SOLE		19200
Automatic Data Processing Inc   COM	053015103  219	    6186     SH 	SOLE		6186
Baker Hughes Inc                COM	057224107  720	    19763    SH 	SOLE		19763
Bank Of America Corp            COM	060505104  181	    13692    SH	        SOLE		13692
Bank of New York Mellon         COM	064058100  448	    15299    SH		SOLE		15299
Baxter International            COM	071813109  824	    15568    SH 	SOLE		15568
Berkshire Hathaway              CL B	084670207  634	    219	     SH		SOLE		219
BP plc                   SPONSORED ADR	055622104  1477	    30982    SH 	SOLE		30982
Bunge Ltd                       COM	G16962105  1092	    18125    SH 	SOLE		18125
Centurytel Inc.                 COM	156700106  140	    4568     SH 	SOLE		4568
Chevron Texaco Corp		COM	166764100  102	    1542     SH         SOLE            1542
Cisco Systems                   COM	17275R102  130	    6946     SH 	SOLE		6946
CLARCOR Inc                     COM	179895107  1535	    52600    SH		SOLE		52600
Disney Walt Co              COM DISNEY	254687106  174	    7464     SH 	SOLE		7464
Dominion Res Inc                COM	25746U109  857	    25656    SH 	SOLE		25656
Dow Chemical Company            COM	260543103  805	    49885    SH 	SOLE		49885
Duke Energy Corp.               COM	26441C105  364	    24951    SH 	SOLE		24951
Emerson Electric Co             COM	291011104  285	    8804     SH 	SOLE		8804
Exxon Mobil Corporation         COM	30231G102  2538	    36300    SH 	SOLE		36300
Fiserv Inc                      COM	337738108  3546	    77575    SH 	SOLE		77575
Franklin Resources              COM	354613101  454	    6300     SH 	SOLE		6300
General Electric                COM	369604103  819	    69855    SH 	SOLE		69855
Genzyme Corporation             COM	372917104  185	    3326     SH		SOLE		3326
Hewlett-Packard Company         COM	428236103  573	    14828    SH 	SOLE		14828
Intel Corp                      COM	458140100  1451	    87680    SH 	SOLE		87680
International Business Machine  COM	459200101  443	    4240     SH 	SOLE		4240
Inverness Med Innovation        COM	46126P106  197	    5550     SH 	SOLE		5550
iShares GS Investo     IBOXX INV CPBD  	464287242  229	    2280     SH		SOLE		2280
iShares MSCI EAFE     MSCI EAFE INDEX	464287465  4778	    104310   SH 	SOLE		104310
Johnson & Johnson               COM	478160104  3618	    63695    SH 	SOLE		63695
JP Morgan Chase & Co            COM	46625H100  630	    18457    SH 	SOLE		18457
Kraft Foods Inc                 COM	50075N104  386	    15232    SH 	SOLE		15232
Maxim Integrated Products       COM	57772K101  231	    14731    SH 	SOLE		14731
Medtronic Inc                   COM	585055106  1529	    43822    SH 	SOLE		43822
Microsoft Corp                  COM	594918104  842	    35406    SH 	SOLE		35406
Nisource Inc Hldg Co            COM	65473P105  381	    32698    SH 	SOLE		32698
Nokia Corp.              SPONSORED ADR	654902204  105	    7200     SH		SOLE		7200
Northrop Grumman Corp           COM	666807102  1788	    39150    SH 	SOLE		39150
Pepsico                         COM	713448108  5438	    98943    SH 	SOLE		98943
Pfizer                          COM	717081103  147	    9802     SH 	SOLE		9802
Procter & Gamble Co             COM	742718109  2397	    46912    SH 	SOLE		46912
Reliance Steel & Aluminum       COM	759509102  1906	    49650    SH 	SOLE		49650
S&P 500 Depository Receipts UNIT SER 1	78462F103  5695	    61935    SH 	SOLE		61935
S&P MidCap SPDRs            UNIT SER 1	595635103  300	    2851     SH 	SOLE		2851
Schering Plough Corp            COM	806605101  131	    5225     SH		SOLE		5225
Schlumberger Ltd                COM	806857108  207	    3828     SH 	SOLE		3828
Seagate Technology Hldgs        SHS	G7945J104  493	    47100    SH 	SOLE		47100
State Street                    COM	857477103  2678	    56747    SH 	SOLE		56747
Statoil ASA ADR          SPONSORED ADR	85771P102  1231	    62247    SH 	SOLE		62247
Stryker Corp                    COM	863667101  1573	    39590    SH 	SOLE		39590
Sysco Corporation               COM	871829107  270	    12010    SH		SOLE		12010
Target Corporation              COM	87612E106  241	    6095     SH 	SOLE		6095
Thermo Fisher Scientific	COM	883556102  662      16235    SH         SOLE            16235
Toronto Dominion Bank New    COM NEW	891160509  290	    5602     SH 	SOLE		5602
VCA Antech Inc                  COM	918194101  1418	    53100    SH 	SOLE		53100
Vodafone Group Plc ADR   SPONS ADR NEW	92857W209  190	    9733     SH 	SOLE		9733
Wal-Mart Stores Inc             COM	931142103  1649	    34037    SH 	SOLE		34037
Walgreen Co                     COM	931422109  1527	    51932    SH		SOLE		51932
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